Financial Instruments - Changes in Gain or Loss Due to a Hypothetically Strengthening or Weakening in Foreign Currencies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10% increase [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (344,275)	₩ (264,141)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (186,329)	₩ (199,751)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 14,128	₩ (38,962)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 344,275	₩ 264,141
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 186,329	₩ 199,751
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (14,128)	₩ 38,962
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%